STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 5,869,910		$ 2,596,075
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(6,416,089)		(3,170,953)
Changes in assets and liabilities
Other assets	52,200		(50,000)
Accounts payable and accrued expenses	32,494		5,000
Accounts payable - affiliates	(1,507,699)		(2,008,044)
Net cash provided by (used in) operating activities	(1,969,184)		(2,627,922)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	6,721,378	[1]	2,856,845	[2]
Net cash provided by investing activities	6,721,378		2,856,845
Cash flows from financing activities
Distributions to partners	(5,491,995)		0
Net cash used in financing activities	(5,491,995)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(739,801)		228,923
Cash and cash equivalents, beginning	2,523,234		2,294,311
Cash and cash equivalents, end	1,783,433		2,523,234
Series Fifteen [Member]
Cash flows from operating activities
Net income (loss)	386,925		590,961
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(465,691)		(700,342)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	6,498		5,000
Accounts payable - affiliates	(691,424)		(342,524)
Net cash provided by (used in) operating activities	(763,692)		(446,905)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	465,691	[1]	700,342	[2]
Net cash provided by investing activities	465,691		700,342
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(298,001)		253,437
Cash and cash equivalents, beginning	414,859		161,422
Cash and cash equivalents, end	116,858		414,859
Series Sixteen [Member]
Cash flows from operating activities
Net income (loss)	59,564		3,285
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(243,000)		(254,999)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	6,499		0
Accounts payable - affiliates	94,279		40,901
Net cash provided by (used in) operating activities	(82,658)		(210,813)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	243,000	[1]	254,999	[2]
Net cash provided by investing activities	243,000		254,999
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	160,342		44,186
Cash and cash equivalents, beginning	221,108		176,922
Cash and cash equivalents, end	381,450		221,108
Series Seventeen [Member]
Cash flows from operating activities
Net income (loss)	5,593,702		930,695
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(5,692,104)		(1,138,960)
Changes in assets and liabilities
Other assets	2,200		0
Accounts payable and accrued expenses	6,499		0
Accounts payable - affiliates	(685,587)		(1,523,273)
Net cash provided by (used in) operating activities	(775,290)		(1,731,538)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	5,692,104	[1]	1,130,141	[2]
Net cash provided by investing activities	5,692,104		1,130,141
Cash flows from financing activities
Distributions to partners	(4,474,195)		0
Net cash used in financing activities	(4,474,195)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	442,619		(601,397)
Cash and cash equivalents, beginning	197,779		799,176
Cash and cash equivalents, end	640,398		197,779
Series Eighteen [Member]
Cash flows from operating activities
Net income (loss)	(89,507)		489,636
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(15,294)		(571,930)
Changes in assets and liabilities
Other assets	50,000		(50,000)
Accounts payable and accrued expenses	6,499		0
Accounts payable - affiliates	(224,967)		(183,148)
Net cash provided by (used in) operating activities	(273,269)		(315,442)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	320,583	[1]	266,641	[2]
Net cash provided by investing activities	320,583		266,641
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	47,314		(48,801)
Cash and cash equivalents, beginning	306,518		355,319
Cash and cash equivalents, end	353,832		306,518
Series Nineteen [Member]
Cash flows from operating activities
Net income (loss)	(80,774)		581,498
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	0		(504,722)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	6,499		0
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	(74,275)		76,776
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	[1]	504,722	[2]
Net cash provided by investing activities	0		504,722
Cash flows from financing activities
Distributions to partners	(1,017,800)		0
Net cash used in financing activities	(1,017,800)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,092,075)		581,498
Cash and cash equivalents, beginning	1,382,970		801,472
Cash and cash equivalents, end	$ 290,895		$ 1,382,970

[1]	Fund proceeds from disposition include $305,289 which was receivable as of March 31, 2015 for Series 18.
[2]	Fund proceeds from disposition does not include $305,289 recorded as a receivable as of March 31, 2015 for Series 18 and Fund proceeds from disposition does not include the amount of $8,819 due to a writeoff of capital contribution payable of $8,819 for Series 17.